SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements Captions [Line Items]
Revenues	$ 73,151			$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Total costs and expenses	(79,592)				(83,201)							(245,678)	(259,481)
Other income (loss)	(129)				702							(3,558)	(4,503)	(11,504)	(46,761)
Interest expense	(12,765)				(7,638)							(35,282)	(22,858)	(30,602)	(27,345)
Loss on debt extinguishment												(8,478)
Loss on impairment of goodwill	(24,862)											(24,862)			(45,574)
Loss from operations before income taxes	(44,197)				(16,952)							(94,743)	(54,141)	(74,496)	(84,779)
Income tax benefit (expense)	1,545				(273)							(4,841)	1,976	1,797	9,621
Net loss	(42,652)	$ (34,398)	$ (22,534)	$ (20,534)	(17,225)	$ (17,017)	$ (17,923)	$ (45,439)	$ (9,576)	$ (11,582)	$ (8,561)	(99,584)	(52,165)	(72,699)	(75,158)
Total costs and expenses	(18,362)				(19,407)							(57,245)	(57,828)	(348,516)	(348,900)
Parent
Condensed Financial Statements Captions [Line Items]
Net loss from equity investment in subsidiaries	(42,652)				(15,867)							(94,405)	(48,090)	(63,084)	(69,724)
Interest expense					(1,358)							(4,241)	(4,075)	(5,434)	(5,434)
Loss on debt extinguishment												(938)
Loss from operations before income taxes	(42,652)				(17,225)							(99,584)	(52,165)	(68,518)	(75,158)
Net loss	(42,652)				(17,225)							(99,584)	(52,165)	(68,518)	(75,158)
Subsidiary Issuer
Condensed Financial Statements Captions [Line Items]
Revenues	1,257				1,513							4,260	4,563	6,382	7,788
Total costs and expenses	(3,336)				(3,192)							(11,894)	(10,278)
Other income (loss)														(445)
Net loss from equity investment in subsidiaries	(33,050)				(13,280)							(74,333)	(40,382)	(54,573)	(71,281)
Interest expense					(2,087)							(5,909)	(6,261)	(8,348)	(8,348)
Loss on debt extinguishment												(1,441)
Loss from operations before income taxes	(35,129)				(17,046)							(89,317)	(52,358)	(70,650)	(84,147)
Net loss	(35,129)				(17,046)							(89,317)	(52,358)	(70,650)	(84,147)
Total costs and expenses														(13,666)	(12,306)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues	61,520				61,254							187,021	196,638	266,550	279,399
Total costs and expenses	(64,596)				(68,979)							(197,511)	(214,804)
Other income (loss)	(129)				702							(1,475)	(4,503)	(9,510)	(46,761)
Interest expense	(12,486)				(3,935)							(24,311)	(11,755)	(15,787)	(12,623)
Loss on debt extinguishment												(6,099)
Loss on impairment of goodwill	(24,206)											(24,206)
Loss from operations before income taxes	(39,897)				(10,958)							(66,581)	(34,424)	(44,325)	(70,835)
Income tax benefit (expense)	1,545				(273)							(4,841)	1,976	1,797	9,621
Net loss	(38,352)				(11,231)							(71,422)	(32,448)	(42,528)	(61,214)
Total costs and expenses														(285,578)	(290,850)
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues	12,154				12,116							36,354	38,390	52,271	58,981
Total costs and expenses	(13,440)				(12,728)							(40,793)	(41,289)
Other income (loss)												(2,083)		(1,549)
Interest expense	(279)				(258)							(821)	(767)	(1,033)	(940)
Loss on impairment of goodwill	(656)											(656)
Loss from operations before income taxes	(2,221)				(870)							(7,999)	(3,666)	(8,660)	4,356
Net loss	(2,221)				(870)							(7,999)	(3,666)	(8,660)	4,356
Total costs and expenses														(58,349)	(53,685)
Eliminations
Condensed Financial Statements Captions [Line Items]
Revenues	(1,780)				(1,698)							(4,520)	(6,890)	(9,077)	(7,941)
Total costs and expenses	1,780				1,698							4,520	6,890
Net loss from equity investment in subsidiaries	75,702				29,147							168,738	88,472	117,657	141,005
Loss from operations before income taxes	75,702				29,147							168,738	88,472	117,657	141,005
Net loss	$ 75,702				$ 29,147							$ 168,738	$ 88,472	117,657	141,005
Total costs and expenses														$ 9,077	$ 7,941